Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquired properties

The Company acquired all or a controlling interest in the following properties, which are included in its consolidated financial statements from the date of acquisition, in 2011 and 2010 (dollars in thousands)

	Reporting Segment	Acquisition Date	Property Type			Square Feet		Aggregate Purchase Price				Mortgage Debt Assumed(1)
2011:
440 First Street, NW(fee interest) (2)	Washington, D.C.	1/11/2011		Office		—			$8,000			$—
Cedar Hill / Merrill Lynch Building (3)	Northern Virginia / Maryland(3)	2/22/2011		Office		240,309			33,795			29,982
840 First Street, NE	Washington, D.C.	3/25/2011		Office		248,576			97,738			56,482
One Fair Oaks	Northern Virginia	4/8/2011		Office		214,214			58,036			52,909
Greenbrier Towers	Southern Virginia	7/19/2011		Office		171,902			16,641			—
1005 First Street, NE (4)	Washington, D.C.	8/4/2011		Office		30,414			45,240	(5)		—
Hillside Center	Maryland	11/18/2011		Office		86,189			17,124			14,154

						991,604			$276,574			$153,527

	Reporting Segment	Acquisition Date	Property Type		Square Feet		Aggregate Purchase Price			Mortgage Debt Assumed(1)
2010:
Three Flint Hill	Northern Virginia	4/28/2010	Office		173,762		$13,653				$—
500 First Street, NW	Washington, D.C.	6/30/2010	Office		129,035		67,838				—
Battlefield Corporate Center	Southern Virginia	10/28/2010	Office		96,720		8,310	(7)			—
Redland Corporate Center (6)	Maryland	11/10/2010	Office		347,462		86,358				—
Atlantic Corporate Park	Northern Virginia	11/19/2010	Office		220,610		22,550				—
1211 Connecticut Ave, NW	Washington, D.C.	12/9/2010	Office		125,119		49,500				—
440 First Street, NW (2)	Washington, D.C.	12/28/2010	Office		105,000		15,311				—
Mercedes Center	Maryland	12/29/2010	Industrial		295,673		22,641				14,699

					1,493,381		$286,161				$14,699

(1)	Reflects the fair value of the mortgage debt at the time of acquisition.
(2)

On December 28, 2010, the Company acquired 440 First Street, NW, a vacant eight-story, 105,000 square foot office building in Washington, D.C., for $15.3 million. On January 11, 2011, the Company purchased the fee interest in the property’s ground lease for $8.0 million. In 2011, the Company purchased 30,000 square feet of transferable development rights.

(3)	Cedar Hill and the Merrill Lynch Building were acquired in a portfolio acquisition.
(4)	The property was acquired through a consolidated joint venture in which the Company has a 97% economic and controlling interest.
(5)	Includes a deferred purchase price liability of $8.4 million, which is payable to the seller of the property in 2013.
(6)	The property was acquired through a consolidated joint venture in which the Company has a 97% economic and controlling interest.
(7)	The Company obtained a new $4.3 million mortgage loan to partially fund the acquisition of the property.

Fair values of acquired assets and liabilities

The fair values of the assets and liabilities acquired in 2011 and 2010 are as follows (amounts in thousands):

	2011	2010
Land	$87,679	$87,786
Acquired tenant improvements	10,240	9,858
Building and improvements	146,358	151,190
Construction in progress	—	15,311
In-place leases	28,967	15,736
Acquired leasing commissions	2,766	4,386
Customer relationships	242	651
Marketing and legal intangible	207	—
Above-market leases acquired	2,772	712
Goodwill	4,830	—

Total assets acquired	284,061	285,630
Below-market leases assumed	(307)	(1,855)
Debt assumed	(153,527)	(14,699)
Deferred tax liability	(4,830)	—
Environmental remediation obligation	(2,350)	—
Deferred purchase price obligation	(6,840)	—
Acquisition related contingent consideration	(9,356)	—

Net assets acquired	$106,851	$269,076

Pro Forma Financial Information

The pro forma information is not necessarily indicative of the results that actually would have occurred nor does it intend to indicate future operating results (amounts in thousands, except per share amounts):

	2011	2010
Pro forma total revenues	$181,222	$183,922
Pro forma net loss (1)	$(4,725)	$(8,166)
Pro forma net loss per share – basic and diluted (1)	$(0.27)	$(0.17)

(1)	Acquisition costs of $5.0 million, which were incurred in 2011, were removed from the 2011 operating results and included in the 2010 operating results.